Revenue - Summary of Revenue Recognized (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Telecommunications business	$ 6,626	$ 5,952	$ 5,492
Project business	4,067	4,630	6,092
Others	440	431	512
Contracts with customers revenue recognized	$ 11,133	$ 11,013	$ 12,096